Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,435.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
Innovator Premium Income 20 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $550.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,504.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(21.30%)